INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Financial information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 1,476,039		¥ 7,778,853		¥ 9,631,152
Other current assets	973,061		9,178,799		6,349,220
Total current assets	7,081,026		48,701,467		46,203,692
Non-current assets	22,788,964		154,436,024		148,697,992
Financial liabilities			126,084,772		117,717,290
Total current liabilities	9,598,042		69,203,103		62,627,226
Non-current liabilities	9,364,405		63,176,922		61,102,742
Non-controlling interests	2,580,798		16,085,487		16,839,706
Reconciliation to the Group's interest in the joint venture:
Carrying amount of the investment	517,173		3,385,582	¥ 3,393,349	3,374,553
Revenue	28,504,866	¥ 185,994,253	190,215,398	180,350,912
Gross profit	2,057,147	13,422,889	12,147,269	13,240,697
Profit before income tax	330,301	2,155,217	2,118,961	2,272,555
Income tax	89,224	582,188	628,376	826,366
Other comprehensive income	18,334	119,632	10,850	(132,478)
Total comprehensive income for the year	259,411	1,692,661	1,501,435	1,313,711
Share of profits and losses for the year	27,663	180,502	270,115	(199,452)
Dividend received	12,689	¥ 82,794	97,775	109,914
Reconciliation to the Group's interest in the associate:
Carrying amount of the investment	$ 1,405,887		9,512,401	6,363,462	9,173,410
Guangxi Huayin Aluminum Co., Ltd.
Disclosure of joint ventures [line items]
Cash and cash equivalents			261,447		247,680
Other current assets			1,222,290		970,096
Total current assets			1,483,737		1,217,776
Non-current assets			5,249,101		5,361,592
Financial liabilities			1,106,593		750,000
Other current liabilities			960,077		772,700
Total current liabilities			2,066,670		1,522,700
Non-current liabilities			414,299		580,419
Net assets			¥ 4,251,869		4,476,249
Reconciliation to the Group's interest in the joint venture:
Proportion of the Group's ownership	33.00%	33.00%	33.00%
Group's share of net assets of the joint venture			¥ 1,403,117		1,477,162
Carrying amount of the investment			1,403,117		1,477,162
Revenue		¥ 4,631,737	5,226,893	5,173,801
Gross profit		800,965	1,303,254	979,991
Interest income		7,388	9,781	6,365
Depreciation and amortization		531,512	525,109	509,556
Interest expenses		51,855	63,351	77,438
Profit before income tax		195,189	621,315	504,875
Income tax		21,152	79,300	78,827
Total comprehensive income for the year		174,037	542,015	426,048
Dividend received		99,000	198,000	¥ 132,000
Yunnan Aluminium
Disclosure of joint ventures [line items]
Cash and cash equivalents			4,052,271		1,186,778
Other current assets			5,081,477		4,848,942
Total current assets			9,133,748		6,035,720
Non-current assets			35,706,818		39,960,249
Financial liabilities			8,502,318		5,632,439
Other current liabilities			12,012,348		11,728,170
Total current liabilities			20,514,666		17,360,609
Non-current liabilities			7,254,037		10,658,126
Net assets			17,071,863		17,977,234
Non-controlling interests			2,213,934		2,504,346
Reconciliation to the Group's interest in the joint venture:
Revenue		29,567,864	24,283,623
Gross profit		4,084,535	3,241,005
Interest income		35,345	46,865
Depreciation and amortization		1,571,308	1,381,066
Interest expenses		649,600	945,786
Profit before income tax		1,032,497	596,546
Income tax		122,384	51,340
Other comprehensive income		(36,602)	28,183
Total comprehensive income for the year		¥ 873,511	¥ 573,389
Reconciliation to the Group's interest in the associate:
Proportion of the Group's ownership	10.04%	10.04%	10.04%
Group's share of net assets of the associate			¥ 1,491,736		1,553,478
Carrying amount of the investment			¥ 1,491,736		¥ 1,553,478